Summary of Significant Accounting Policies - Summary of Reconciliation of Class A Common Stock (Detail) - Common Class A	Jan. 26, 2021 USD ($)
Accounting Policies [Line Items]
Gross proceeds	$ 414,000,000
Proceeds allocated to Public Warrants	(36,429,930)
Class A ordinary shares issuance costs	(21,362,080)
Accretion of carrying value to redemption value	57,792,010
Class A ordinary shares subject to possible redemption	$ 414,000,000